PYXIS FUNDS II

Supplement dated July 18, 2012 to

Pyxis Funds II Prospectus dated February 1, 2012

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Pyxis International Equity Fund

Portfolio Management

Effective May 29, 2012, the section of the Prospectus titled “Portfolio Management” in the summary section for Pyxis International Equity Fund is deleted in its entirety and replaced with the following:

Pyxis Capital, L.P. serves as the investment adviser to the Fund and GE Asset Management Incorporated serves as sub-adviser to the Fund. The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Sub-Adviser
Ralph R. Layman	17 years	Executive Vice President and Chief Investment Officer Emeritus
Jonathan L. Passmore	10 years	Senior Vice President
Michael J. Solecki	14 years	Executive Vice President and Chief Investment Officer – International Equities

Foreign Investment Risk

Effective May 29, 2012, the following disclosure is added to the end of the current risk factor entitled “Foreign Investment Risk” in the summary section for Pyxis International Equity Fund in the section of the Prospectus titled “Principal Risks”:

Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

Portfolio Management Teams

Effective May 29, 2012, the sentence regarding Pyxis International Equity Fund in the section of the Prospectus titled “Management of the Funds – About the Funds’ Portfolio Managers – Portfolio Management Teams” is amended and restated as follows:

Pyxis International Equity Fund is managed by a team of portfolio managers that includes Ralph R. Layman, Jonathan L. Passmore and Michael J. Solecki. As lead portfolio manager for the Fund, Mr. Layman oversees the entire team and assigns a portion of the Fund to each manager, including himself. Each portfolio manager is limited to the management of his or her portion of the Fund, the size of the portion which Mr. Layman determines on an annual basis. The portfolio managers do not operate independently of each other; rather, the team operates collaboratively, communicating purchases or sales of securities on behalf of the Fund.

Portfolio Manager Biographies

Effective May 29, 2012, the paragraphs regarding Brian Hopkinson and Paul Nestro in the section of the Prospectus titled “Management of the Funds – About the Funds’ Portfolio Managers – Portfolio Manager Biographies” are deleted in their entirety.

Pyxis U.S. Equity Fund

Portfolio Management

Effective May 29, 2012, the section of the Prospectus titled “Portfolio Management” in the summary section for Pyxis U.S. Equity Fund is deleted in its entirety and replaced with the following:

Pyxis Capital, L.P. serves as the investment adviser to the Fund and GE Asset Management Incorporated serves as sub-adviser to the Fund. The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Sub-Adviser
David B. Carlson	1 year	Chief Investment Officer – U.S. Equities
Stephen V. Gelhaus	10 years	Senior Vice President
Paul C. Reinhardt	11 years	Senior Vice President

Foreign Investment Risk

Effective May 29, 2012, the following disclosure is added to the end of the current risk factor entitled “Foreign Investment Risk” in the summary section for Pyxis U.S. Equity Fund in the section of the Prospectus titled “Principal Risks”:

Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

Portfolio Management Teams

Effective May 29, 2012, the paragraph regarding Pyxis U.S. Equity Fund in the section of the Prospectus titled “Management of the Funds – About the Funds’ Portfolio Managers – Portfolio Management Teams” is amended and restated as follows:

Pyxis U.S. Equity Fund is managed by a team of portfolio managers that includes David B. Carlson, Stephen V. Gelhaus and Paul C. Reinhardt. Each of the forgoing portfolio managers manages (or co-manages) one of three sub-portfolios, which comprise the Fund. A sub-portfolio refers to the portion of the Fund’s assets that are allocated to, and managed by, a particular portfolio manager on the Fund’s portfolio management team. The three sub-portfolios are managed independently of each other and the portfolio managers have full discretion over their sub-portfolio. The weightings to each sub-portfolio in the Fund can be changed at any time but generally remain stable for 18 to 24 months.

Portfolio Manager Biographies

Effective May 29, 2012, the paragraph regarding Thomas R. Lincoln in the section of the Prospectus titled “Management of the Funds – About the Funds’ Portfolio Managers – Portfolio Manager Biographies” is deleted in its entirety.

Pyxis Global Equity Fund

Portfolio Management

Effective May 29, 2012, the section of the Prospectus titled “Portfolio Management” in the summary section for Pyxis Global Equity Fund is deleted in its entirety and replaced with the following:

Pyxis Capital, L.P. serves as the investment adviser to the Fund and GE Asset Management Incorporated serves as sub-adviser to the Fund. The primary individual portfolio manager for the Fund is:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Sub-Adviser
Esther Baroudy	Less than 1 year	Vice President, Portfolio Manager

Foreign Investment Risk

Effective May 29, 2012, the following disclosure is added to the end of the current risk factor entitled “Foreign Investment Risk” in the summary section for Pyxis Global Equity Fund in the section of the Prospectus titled “Principal Risks”:

Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

Portfolio Management Teams

Effective May 29, 2012, the sentence regarding Pyxis Global Equity Fund in the section of the Prospectus titled “Management of the Funds – About the Funds’ Portfolio Managers – Portfolio Management Teams” is amended and restated as follows:

Pyxis Global Equity Fund is managed by Esther Baroudy.

Portfolio Manager Biographies

Effective May 29, 2012, the paragraph regarding Robert A. Jasminski and Daizo Motoyoshi in the section of the Prospectus titled “Management of the Funds – About the Funds’ Portfolio Managers – Portfolio Manager Biographies” is deleted in its entirety. The following information is added to this section:

Esther Baroudy is a Vice President of GEAM. She has been a portfolio manager of Pyxis Global Equity Fund since May 2012. Ms. Baroudy joined GEAM in London in 1996 to work on the International Fixed Income portfolios and moved to International Equities in 2001. She previously worked at Credit Lyonnais Capital Markets as a Senior Economist.

Foreign Investment Risk

Effective May 29, 2012, the following disclosure is added to the end of the current risk factor entitled “Foreign Investment Risk” in the section of the Prospectus titled “More on Strategies, Risks and Disclosure of Portfolio Holdings – Additional Information about Principal Risks”:

Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS

FOR FUTURE REFERENCE

PYXIS FUNDS II

Supplement dated July 18, 2012 to

Pyxis Funds II Statement of Additional Information dated February 1, 2012

This Supplement provides new and additional information beyond that contained in the

Statement of Additional Information and should be read in conjunction with the

Statement of Additional Information.

Pyxis International Equity Fund

Portfolio Managers – Other Accounts Managed and Ownership of Securities

Effective May 29, 2012, the information in the section of the Statement of Additional Information titled “Management of the Trust – Portfolio Managers – Other Accounts Managed and Ownership of Securities” regarding Brian Hopkinson and Paul Nestro is deleted in its entirety.

Pyxis U.S. Equity Fund

Portfolio Managers – Other Accounts Managed and Ownership of Securities

Effective May 29, 2012, the information in the section of the Statement of Additional Information titled “Management of the Trust – Portfolio Managers – Other Accounts Managed and Ownership of Securities” regarding Thomas R. Lincoln is deleted in its entirety.

Pyxis Global Equity Fund

Portfolio Managers – Other Accounts Managed and Ownership of Securities

Effective May 29, 2012, the information in the section of the Statement of Additional Information titled “Management of the Trust – Portfolio Managers – Other Accounts Managed and Ownership of Securities” regarding Robert A. Jasminski and Daizo Motoyoshi is deleted in its entirety. The following information is added to this section:

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Global Equity Fund

Esther Baroudy*	4 Accounts with $842.7 million in total assets managed[1]	None	None	None

*	Information provided as of March 31, 2012.
1	Asset amounts include only the portion of each account’s total assets for which the identified portfolio manager is primarily responsible for the day-to-day management.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE